SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IFRSStatementLineItems [Line Items]
Short-term employee benefits	$ 2,559	$ 1,500	$ 1,026
Share based payments	1,005	1,273	1,815
Total	$ 3,564	$ 2,773	$ 2,841